Organization and Nature of Operations (Details Narrative)						12 Months Ended
	Oct. 08, 2025	Oct. 02, 2025	Aug. 07, 2025	Jun. 02, 2025	May 31, 2025	Dec. 31, 2025
Organization and Nature of Operations [Line Items]
Date of incorporation						Jan. 05, 2023
GroupBy Inc. [Member]
Organization and Nature of Operations [Line Items]
Effective date of acquisition						Mar. 25, 2025
Mpower Plus Global Limited [Member]
Organization and Nature of Operations [Line Items]
Effective date of acquisition					May 31, 2025	May 31, 2025
Prediqt Business Solutions Private Limited [Member]
Organization and Nature of Operations [Line Items]
Effective date of acquisition				Jun. 02, 2025		Jun. 02, 2025
ViSenze PTE Ltd [Member]
Organization and Nature of Operations [Line Items]
Effective date of acquisition			Aug. 07, 2025			Aug. 07, 2025
Smartpay Digital Services Limitada [Member]
Organization and Nature of Operations [Line Items]
Effective date of acquisition						Oct. 02, 2025
Percentage of transaction related to acquisiton						98.00%
Truther Digital Services Limitada [Member]
Organization and Nature of Operations [Line Items]
Effective date of acquisition		Oct. 02, 2025				Oct. 02, 2025
Subsquid Labs GmbH [Member]
Organization and Nature of Operations [Line Items]
Effective date of acquisition	Oct. 08, 2025					Oct. 09, 2025
Scale Up Commerce Limited [Member]
Organization and Nature of Operations [Line Items]
Effective date of acquisition						Oct. 29, 2025
Crownpeak Intermediate Holdings, Inc. [Member]
Organization and Nature of Operations [Line Items]
Effective date of acquisition						Dec. 01, 2025
Techouts Solutions India Private Limited [Member]
Organization and Nature of Operations [Line Items]
Effective date of acquisition						Dec. 05, 2025